Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 15,073	$ 15,096
Operating expenses:
Operating costs	8,861	9,113
Depreciation and amortization	2,488	2,211
Gain on disposition of property, plant and equipment	0	(16)
Restructuring, acquisition and other	139	210
Finance costs	840	793
Other income	(10)	(32)
Income before income tax expense	2,755	2,817
Income tax expense	712	758
Net (loss) income	$ 2,043	$ 2,059
Earnings per share:
Basic (in dollars per share)	$ 3.99	$ 4.00
Diluted (in dollars per share)	$ 3.97	$ 3.99